                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                     DATE OF REPORTING PERIOD: JULY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS

July 31, 2010                                                        (Unaudited)

LSV CONSERVATIVE VALUE                                                 Value
EQUITY FUND                                             Shares         (000)
----------------------                                ---------   --------------
COMMON STOCK (99.1%)
AEROSPACE & DEFENSE (3.4%)
   Boeing                                                13,000   $          886
   General Dynamics                                      20,200            1,237
   L-3 Communications Holdings, Cl 3                     14,100            1,030
   Northrop Grumman                                      27,600            1,618
   Raytheon                                              22,200            1,027
   Tyco International                                    22,800              873
                                                                  --------------
                                                                           6,671
                                                                  --------------
AGRICULTURAL OPERATIONS (0.6%)
   Archer-Daniels-Midland                                45,500            1,245
                                                                  --------------
AGRICULTURAL PRODUCTS (1.0%)
   Bunge                                                 12,800              635
   Corn Products International                           18,000              600
   Fresh Del Monte Produce *                             34,000              709
                                                                  --------------
                                                                          1,944
                                                                  --------------
AIRCRAFT (0.6%)
   Honeywell International                               14,300              613
   Lockheed Martin                                        8,000              601
                                                                  --------------
                                                                           1,214
                                                                  --------------
APPAREL RETAIL (0.7%)
   Gap                                                   35,900              650
   Ross Stores                                           15,100              795
                                                                  --------------
                                                                           1,445
                                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS (1.4%)
   Ameriprise Financial                                  36,600            1,551
   Bank of New York Mellon                               46,700            1,171
                                                                  --------------
                                                                           2,722
                                                                  --------------
AUTOMOTIVE (1.1%)
   Autoliv                                               16,400              942
   Ford Motor *                                          87,900            1,123
                                                                  --------------
                                                                           2,065
                                                                  --------------
BANKS (9.4%)
   Bank of America                                      367,600            5,161
   Comerica                                              17,400              668
   JPMorgan Chase                                       140,600            5,663
   Keycorp                                               32,200              273
   PNC Financial Services Group                          12,800              760
   Regions Financial                                    109,300              801
   SunTrust Banks                                        13,100              340
   US Bancorp                                            31,700              758
   Wells Fargo                                          119,700            3,319
   Zions Bancorporation                                  28,000              621
                                                                  --------------
                                                                          18,364
                                                                  --------------
BIOTECHNOLOGY (0.8%)
   Amgen *                                                8,700              475
   Biogen Idec *                                         18,400            1,028
                                                                  --------------
                                                                           1,503
                                                                  --------------
CABLE & SATELLITE (2.4%)
   Comcast, Cl A                                        152,700            2,973

                                                                       Value
                                                        Shares         (000)
                                                      ---------   --------------
CABLE & SATELLITE (CONTINUED)
   Time Warner Cable, Cl A                               29,400   $        1,681
                                                                  --------------
                                                                           4,654
                                                                  --------------
CHEMICALS (1.3%)
   Ashland                                               15,000              763
   Eastman Chemical                                      10,500              657
   Lubrizol                                              11,100            1,038
                                                                  --------------
                                                                           2,458
                                                                  --------------
COMMERCIAL PRINTING (0.4%)
   RR Donnelley & Sons                                   40,500              683
                                                                  --------------
COMPUTER & ELECTRONICS RETAIL (0.7%)
   Best Buy                                              20,100              697
   RadioShack                                            30,800              663
                                                                  --------------
                                                                           1,360
                                                                  --------------
COMPUTERS & SERVICES (1.4%)
   Computer Sciences                                     15,100              685
   Hewlett-Packard                                       20,600              948
   Seagate Technology *                                  51,100              641
   Western Digital *                                     17,300              457
                                                                  --------------
                                                                           2,731
                                                                  --------------
CONSTRUCTION & ENGINEERING (0.3%)
   KBR                                                   28,800              645
                                                                  --------------
CONSUMER DISCRETIONARY (2.5%)
   Kimberly-Clark                                        14,400              924
   Procter & Gamble                                      63,200            3,865
                                                                  --------------
                                                                           4,789
                                                                  --------------
CONSUMER PRODUCTS (0.3%)
   Hasbro                                                12,200              514
                                                                  --------------
DIVERSIFIED REIT'S (0.2%)
   Liberty Property Trust                                14,800              469
                                                                  --------------
DRUG RETAIL (1.3%)
   CVS Caremark                                          63,200            1,939
   Walgreen                                              21,500              614
                                                                  --------------
                                                                           2,553
                                                                  --------------
ELECTRICAL SERVICES (8.0%)
   Alliant Energy                                        25,800              892
   Ameren                                                25,800              654
   American Electric Power                               45,200            1,626
   DTE Energy                                            26,300            1,214
   Edison International                                  32,000            1,061
   Exelon                                                38,800            1,623
   General Electric                                     308,200            4,968
   NiSource                                              54,900              906
   OGE Energy                                               900               36
   Pinnacle West Capital                                 25,300              964
   SCANA                                                 14,300              548
   Sempra Energy                                         20,100            1,000
                                                                  --------------
                                                                          15,492
                                                                  --------------
FINANCIAL SERVICES (4.5%)
   Capital One Financial                                 32,200            1,363
   Citigroup *                                          903,300            3,704

SCHEDULE OF INVESTMENTS

July 31, 2010                                                        (Unaudited)

LSV CONSERVATIVE VALUE                                                 Value
EQUITY FUND                                             Shares         (000)
----------------------                                ---------   --------------
FINANCIAL SERVICES (CONTINUED)
   GFI Group                                             54,800   $          323
   Goldman Sachs Group                                   12,600            1,900
   Morgan Stanley                                        52,100            1,406
                                                                  --------------
                                                                           8,696
                                                                  --------------
FOOD, BEVERAGE & TOBACCO (1.4%)
   ConAgra Foods                                         23,600              554
   Reynolds American                                     20,100            1,162
   Sara Lee                                              39,500              584
   Supervalu                                             33,400              377
   Universal                                              2,400              107
                                                                  --------------
                                                                           2,784
                                                                  --------------
GAS/NATURAL GAS (0.9%)
   AGL Resources                                         20,700              787
   Atmos Energy                                          30,700              890
                                                                  --------------
                                                                           1,677
                                                                  --------------
GENERAL MERCHANDISE STORES (0.4%)
   Family Dollar Stores                                  17,000              703
                                                                  --------------
HEALTH CARE DISTRIBUTORS (0.6%)
   McKesson                                              18,400            1,156
                                                                  --------------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (0.4%)
   Whirlpool                                              9,900              825
                                                                  --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
   Mirant *                                              37,600              413
                                                                  --------------
INSURANCE (10.6%)
   ACE                                                   15,500              823
   Aetna                                                 34,600              964
   Allstate                                              57,300            1,618
   Aspen Insurance Holdings                              18,800              514
   Assurant                                              16,000              597
   Berkshire Hathaway, Cl B *                            36,700            2,867
   Chubb                                                 34,500            1,816
   CIGNA                                                 12,200              375
   Cincinnati Financial                                  28,000              771
   Hartford Financial Services Group                     25,100              587
   Lincoln National                                       8,800              229
   MetLife                                               16,400              690
   Prudential Financial                                  21,000            1,203
   Torchmark                                             12,900              685
   Travelers                                             34,200            1,725
   UnitedHealth Group                                    73,800            2,247
   Unum Group                                            47,800            1,091
   WellPoint *                                           37,400            1,897
                                                                  --------------
                                                                          20,699
                                                                  --------------
IT CONSULTING & OTHER SERVICES (0.9%)
   International Business Machines                        9,400            1,207
   SAIC *                                                30,600              509
                                                                  --------------
                                                                           1,716
                                                                  --------------
METAL & GLASS CONTAINERS (1.0%)
   Ball                                                  10,500              611
   Owens-Illinois *                                      20,600              570

                                                                       Value
                                                        Shares         (000)
                                                      ---------   --------------
METAL & GLASS CONTAINERS (CONTINUED)
   Pactiv *                                              26,500   $          806
                                                                  --------------
                                                                           1,987
                                                                  --------------
MORTGAGE REIT'S (0.4%)
   Annaly Capital Management                             39,300              684
                                                                  --------------
MULTIMEDIA (1.2%)
   Time Warner                                           38,700            1,217
   Walt Disney                                           33,000            1,112
                                                                  --------------
                                                                           2,329
                                                                  --------------
OFFICE ELECTRONICS (0.8%)
   Xerox                                                148,800            1,449
                                                                  --------------
OFFICE EQUIPMENT (0.5%)
   Pitney Bowes                                          38,300              935
                                                                  --------------
OFFICE REIT'S (0.2%)
   Duke Realty                                           33,400              399
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES (0.9%)
   National Oilwell Varco                                26,300            1,030
   Tidewater                                             16,700              684
                                                                  --------------
                                                                           1,714
                                                                  --------------
OIL & GAS STORAGE & TRANSPORTATION (0.3%)
   Southern Union                                        28,800              650
                                                                  --------------
PAPER PACKAGING (1.1%)
   Rock-Tenn, Cl A                                       13,900              740
   Sealed Air                                            37,600              813
   Sonoco Products                                       16,200              530
                                                                  --------------
                                                                           2,083
                                                                  --------------
PETROLEUM & FUEL PRODUCTS (11.0%)
   Apache                                                11,100            1,061
   Chesapeake Energy                                     49,300            1,037
   Chevron                                               81,300            6,196
   Cimarex Energy                                        11,800              813
   ConocoPhillips                                        64,800            3,578
   Diamond Offshore Drilling                              6,200              369
   Exxon Mobil                                           29,200            1,742
   Marathon Oil                                          53,000            1,773
   Murphy Oil                                            19,200            1,051
   Noble                                                 19,500              634
   Occidental Petroleum                                  15,600            1,216
   Rowan *                                               28,100              710
   Sunoco                                                 7,500              267
   Tesoro                                                31,300              404
   Valero Energy                                         36,300              617
                                                                  --------------
                                                                          21,468
                                                                  --------------
PETROLEUM REFINING (0.3%)
   Devon Energy                                           8,400              525
                                                                  --------------
PHARMACEUTICALS (10.2%)
   Abbott Laboratories                                   16,700              820
   Bristol-Myers Squibb                                  57,600            1,435
   Eli Lilly                                             53,400            1,901
   Forest Laboratories *                                 31,800              882
   Johnson & Johnson                                     83,400            4,845

SCHEDULE OF INVESTMENTS

July 31, 2010                                                        (Unaudited)

LSV CONSERVATIVE VALUE                                                 Value
EQUITY FUND                                             Shares         (000)
----------------------                                ---------   --------------
PHARMACEUTICALS (CONTINUED)
   King Pharmaceuticals *                                10,000   $           88
   Merck                                                128,300            4,421
   Pfizer                                               316,435            4,746
   Watson Pharmaceuticals *                              15,300              620
                                                                  --------------
                                                                          19,758
                                                                  --------------
PRINTING & PUBLISHING (0.6%)
   Gannett                                               41,500              547
   Lexmark International, Cl A *                         17,800              654
                                                                  --------------
                                                                           1,201
                                                                  --------------
REINSURANCE (1.0%)
   Everest Re Group                                       7,900              613
   Montpelier Re Holdings                                39,600              644
   Reinsurance Group of America, Cl A                     2,900              139
   Validus Holdings                                      25,192              626
                                                                  --------------
                                                                           2,022
                                                                  --------------
RETAIL (2.4%)
   Brinker International                                 31,600              497
   Cracker Barrel Old Country Store                      11,000              539
   Kroger                                                33,400              707
   PetSmart                                              19,800              615
   Safeway                                               46,600              957
   Sears Holdings *                                       3,500              249
   Wal-Mart Stores                                       19,600            1,003
                                                                  --------------
                                                                           4,567
                                                                  --------------
SEMI-CONDUCTORS/INSTRUMENTS (2.7%)
   Intel                                                125,600            2,588
   Micron Technology *                                  106,500              775
   Texas Instruments                                     33,300              822
   Tyco Electronics                                      42,700            1,153
                                                                  --------------
                                                                           5,338
                                                                  --------------
SPECIALIZED REIT'S (0.3%)
   Hospitality Properties Trust                          25,100              513
                                                                  --------------
STEEL & STEEL WORKS (0.2%)
   Alcoa                                                 40,500              452
                                                                  --------------
TELEPHONES & TELECOMMUNICATIONS (5.6%)
   AT&T                                                 235,600            6,112
   Frontier Communications                               30,941              236
   Harris                                                19,500              868
   Verizon Communications                               128,900            3,746
                                                                  --------------
                                                                          10,962
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES (0.7%)
   Sprint Nextel *                                      123,900              566
   Telephone & Data Systems                              24,000              819
                                                                  --------------
                                                                           1,385
                                                                  --------------
TOTAL COMMON STOCK
   (Cost $232,264)                                                       192,611
                                                                  --------------

                                                         Face
                                                        Amount         Value
                                                        (000)          (000)
                                                      ---------   --------------
REPURCHASE AGREEMENT (0.8%)
   Morgan Stanley 0.090%, dated 07/30/10, to be
      repurchased on 08/02/10, repurchase price
      $1,633,883 (collateralized by a U.S. Treasury
      Bond, par value $1,527,795, 4.500%, 08/15/39;
      with total market value $1,666,551)             $   1,634   $        1,634
                                                                  --------------
TOTAL REPURCHASE AGREEMENT
   (Cost $1,634)                                                           1,634
                                                                  --------------
TOTAL INVESTMENTS (99.9%)
   (Cost $233,898) +                                              $      194,245
                                                                  ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $194,476 (000).

*    NON-INCOME PRODUCING SECURITY.

CL   CLASS

REIT REAL ESTATE INVESTMENT TRUST

+    AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $234,962
     (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $14,215 (000) AND $(54,932) (000), RESPECTIVELY.

THE SUMMARY OF INPUTS USED TO VALUE THE FUND'S NET ASSETS AS OF JULY 31, 2010 WAS AS FOLLOWS (000):

Investments in Securities          Level 1   Level 2   Level 3     Total
-------------------------         --------   -------   -------   --------
   Common Stock                   $192,611    $   --     $--     $192,611
   Repurchase Agreement                 --     1,634      --        1,634
                                  --------    ------     ---     --------
Total Investments in Securities   $192,611    $1,634     $--     $194,245
                                  ========    ======     ===     ========

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

LSV-QH-002-0800

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/: Philip T. Masterson
                                        ----------------------------------
                                        Philip T. Masterson
                                        President

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/: Philip T. Masterson
                                        ----------------------------------
                                        Philip T. Masterson
                                        President

Date: September 27, 2010


By (Signature and Title)                /s/: Michael Lawson
                                        ----------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 27, 2010